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                          BREMER INVESTMENT FUNDS, INC.
                        445 MINNESOTA STREET, SUITE 2000
                             ST. PAUL, MN 55101-2135
                                 (651) 277-7621






January 30, 2006


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549-0605

Re:      Bremer Investment Funds, Inc.
         Reg. No. 811-7919

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant certifies that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, which was filed electronically on January 30, 2006 (Post-Effective Amendment No. 17).

Sincerely,

Bremer Investment Funds, Inc.



By:      /s/ Joel W. Reimers
     ------------------------------------------------
       Joel W. Reimers
       President